Summary of Class B Series Three Common Shares Granted (Detail) - Class B Series Three Common Shares - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Before Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	3,376,699	2,493,603
Grants	1,018,114	1,023,008
Redemptions	(430,313)	(139,912)
STI/B3 Share Exchange	(3,964,500)
Shares outstanding, end of the period		3,376,699
Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(1,319,928)	(902,392)
Grants	(362,468)	(417,536)
STI/B3 Share Exchange	1,682,396
Shares outstanding, end of the period		(1,319,928)
After Income Tax Withheld
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	2,056,771	1,591,211
Grants	655,646	605,472
Redemptions	(430,313)	(139,912)
STI/B3 Share Exchange	(2,282,104)
Shares outstanding, end of the period		2,056,771